SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation

a.	Basis of presentation:

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

The significant accounting policies described below have been applied consistently in relation to all the periods presented, unless otherwise stated.

Use of estimate in preparation of financial statements
b.	Use of estimate in preparation of financial statements:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions. Estimates are primarily used for, but not limited to, valuation of share-based compensation, capitalization of software costs, valuation allowance and uncertain tax positions. The Company’s management believes that the estimates, judgments, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

Financial statements in United States dollars
c.	Financial statements in United States dollars:

The Company’s functional currency is the U.S. dollar (“dollar” or “$”) since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future. Transactions and balances originally denominated in U.S. dollars are presented at their original amounts. Balances in non-U.S. dollar currencies are translated into U.S. dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-U.S. dollar transactions and other items in the statements of income (indicated below), the following exchange rates are used: (i) for transactions - exchange rates at transaction dates or average exchange rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation) - historical exchange rates. Currency transaction gains and losses are presented in financial income or expenses, as appropriate.

Cash and cash equivalents
d.	Cash and cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.
Short term deposit
e.	Short term deposit:

Bank deposits with original maturity dates of more than three months but at balance sheet date are less than one year are included in short-term deposits. The fair value of bank deposits approximates the carrying value since they bear interest at rates close to the prevailing market rates.

Restricted cash
f.	Restricted cash:

As of December 31, 2022 and 2021, the Company’s restricted cash consisted of immaterial bank deposits that were denominated in NIS. Restricted deposits are presented at cost including accrued interest. These bank deposits are used as securities for the Company's credit cards.

Fair Value Measurements
g.	Fair Value Measurements:

The carrying values of Company’s financial assets and liabilities, including cash and cash equivalents, restricted cash, other current assets, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. Assets and liabilities recorded at fair value in the financial statements are categorized as follows:

Level 1 - Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 - Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets of liabilities in markets that are not active;

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

As of December 31, 2022, and 2021 no assets or liabilities are measured in fair value.

Property and equipment, net
h.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Computers, software and electronic equipment	33
Furniture and office equipment	7

Research and development expenses
i.	Research and development expenses:

Research and development costs include costs of payroll and related expenses of employees, subcontractors and consultants and other costs related to the Company's operation of its planned clinical trials. Research and development expenses are charged to the statements of comprehensive loss as incurred.

Clinical trial costs are a significant component of research and development expenses and include costs associated with third-party contractors. The Company outsources its clinical trial activities utilizing external entities such as clinical research organizations, independent clinical investigators, and other third-party service providers to assist the Company with the execution of its clinical trials. Clinical trial costs are expensed as incurred.

Employee severance benefits
j.	Employee severance benefits:

The Company is required to make severance payments upon dismissal of an Israeli employee or upon termination of employment in certain circumstances.

In accordance with the current employment terms with all of its employees (Section 14 of the Israeli Severance Pay Law, 1963) located in Israel, the Company makes regular deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee’s full retirement benefit and severance obligation. The Company is relieved from any severance pay liability with respect to each such employee after it makes the payments on behalf of the employee. The liability accrued in respect of these employees and the amounts funded, as of the respective agreement dates, are not reflected on the Company’s balance sheet, as the amounts funded are not under the control and management of the Company and the pension or severance pay risks have been irrevocably transferred to the applicable insurance companies. The amounts of severance payment expenses were $60, $58 and $13 for the years ended December 31, 2022, 2021 and 2020, respectively.

Legal and other contingencies
k.	Legal and other contingencies:

Certain conditions may exist as of the date of the financial statements, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company’s management assesses such contingent liabilities, if any, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought. Management applies the guidance in ASC 450-20, “Loss Contingencies” when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be reasonable estimated, then the estimated liability is recorded as accrued expenses in the Company’s financial statements. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Income taxes
l.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all the deferred tax assets will not be realized, based on the weight of available positive and negative evidence. As of December 31, 2022, and 2021, the Company had a full valuation allowance on its deferred tax assets. Deferred tax liabilities and assets are classified as non-current in accordance with ASU 2015‑17.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax positions as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. As of December 31, 2022 and 2021, the total gross amount of provision for unrecognized tax positions was $243 and $234, respectively (Note 7f). The Company recognizes interest and penalties, if any, related to unrecognized tax positions in tax expenses and exchange differences in financial expense.

Concentrations of credit risk
m.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents and restricted cash. Cash and cash equivalents and restricted cash are invested in a major bank in Israel and the United States.

Management believes that the banks that hold the Company’s cash, cash equivalent and restricted cash are financially sound and, accordingly, minimal credit risk exists with respect to this cash, cash equivalent and restricted cash.

The Company relies, and expects to continue to rely, on a single supplier to manufacture supplies and raw materials for its clinical trial. This clinical trial could be adversely affected by a significant interruption in these manufacturing services or the availability of raw materials.

Convertible notes
n.	Convertible notes:

Proceeds from the sale of notes with a conversion feature are allocated to equity based on the intrinsic value of such conversion feature (if any) in accordance with ASC 470-20 “Debt with Conversion and Other Options”, with a corresponding discount on the notes recorded in liabilities which is amortized in finance expense over the term of the notes. Convertible notes with convertible features that are determined to not be beneficial are allocated entirely to liabilities.

Derivative warrant liability
o.	Derivative warrant liability

Financial equity instruments that do not meet the US GAAP criteria for equity classification are classified as a liability at fair value and are adjusted to fair value at each reporting period. Changes in fair value are recognized in the Company’s statements of comprehensive loss in accordance with ASC 815, “Accounting for Derivative Financial Instruments”.

Basic and diluted loss per share
p.	Basic and diluted loss per share:

Basic loss per share is computed on the basis of the net loss for the period divided by the weighted average number of Ordinary Shares and vested Ordinary Shares issuable for little or no further consideration outstanding during the period. Diluted loss per share is based upon the weighted average number of ordinary shares and of potential Ordinary Shares outstanding when dilutive. Potential Ordinary Shares include outstanding stock options, restricted shares and warrants, which are included under the treasury stock method when dilutive.

For the years ended December 31, 2022, 2021 and 2020, all outstanding share options, restricted shares, convertible notes, and warrants have been excluded from the calculation of the diluted net loss per share as all such securities are anti-dilutive for all years presented.

The loss and the weighted average number of shares used in computing basic and diluted net loss per share is as follows:

	Year ended December 31,
	2022	2021	2020

Numerator:
Net loss applicable to shareholders of ordinary shares	$(8,792)	$(7,246)	$(4,053)

Denominator:
Shares of Ordinary Share and restricted shares used in computing basic and diluted net loss per share	10,661,170	9,812,234	3,243,943
Net loss per share of ordinary share, basic and diluted	$(0.82)	$(0.74)	$(1.25)

Share-based compensation
q.	Share-based compensation:

Share-based compensation to employees and consultants is accounted for in accordance with ASC 718, “Compensation - Share Compensation” (“ASC 718”), which requires estimation of the fair value of share-based payment awards on the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period using the strait line method. The Company has elected to recognize forfeitures, as incurred. The Company grants share (“Share Based Compensation”) to its employees, officers, directors, and non-employees in consideration for services rendered (Note 10).

The Company accounts for Share-Based Compensation awards classified as equity awards using the grant-date fair value method. The fair value at grant-date of the issued equity award is recognized as an expense on a straight-line basis over the requisite service period. The fair value of each share option granted is estimated using the Black-Scholes option pricing model, which requires a number of assumptions, of which the most significant are the expected share price, volatility, and the expected option term. Expected volatility was calculated based on comparable public companies in the same industry. The expected share option term is calculated for share options granted using the “simplified” method when the required conditions are met. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term.

The expected dividend yield assumption is based on the Company’s historical experience and expectation of no future dividend pay outs. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The Company elected to recognize Share-Based Compensation cost for awards with only service conditions that have a graded vesting schedule using the straight-line method based on the multiple-option award approach.

Deferred offering costs
r.	Deferred offering costs

The Company capitalizes certain legal and other third-party fees that are directly related to the Company’s in-process equity financings until such financings are consummated. After the consummation of such equity financings, these costs are recorded as a reduction of the respective gross proceeds. Should a planned equity financing be abandoned, terminated, or significantly delayed, the deferred offering costs are written off to operating expenses. As of December 31, 2022 and 2021, there were no deferred offering costs.

Segment Reporting
s. Segment Reporting

The Company has one operating and reportable segment. An operating segment is defined as a component that engages in business activities whose operating results are reviewed by the chief operating decision maker, who is the Company’s Chief Executive Officer, for the purpose of assessing performance and allocating resources and for which discrete financial information is available.

Leases
t. Leases

In accordance with Accounting Standards Codification (“ASC”) 842, Leases, the Company determines whether an arrangement is or contains a lease at the inception of the arrangement and whether such a lease is classified as a financing lease or operating lease at the commencement date of the lease. The Company elected not to recognize the right-of-use assets and lease liabilities for short-term leases which it defines as leases with lease terms. The company defines a short-term lease if a lease has a lease term of 12 months or less and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

All of the Company's leases are classified as short-term. Lease expense for lease payments is recognized on a straight-line basis over the lease term in general and administrative (Note 8a).

Recently adopted accounting pronouncement
u.	Recently adopted accounting pronouncement

In August 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). This guidance simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. The Company adopted ASU 2020-06 on January 1, 2022 and it did not have a material impact on the Company’s financial statements and disclosures.

Recently Issued Accounting Pronouncements Not Yet Adopted
v.	Recently Issued Accounting Pronouncements Not Yet Adopted

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.